Fair value re-measurement of share subscription agreement and warrants granted to Gilead (Tables)	12 Months Ended
Dec. 31, 2019
Fair value re-measurement of share subscription agreement and warrants granted to Gilead
Schedule of fair value re-measurement of the financial instrument related to the share subscription agreement, issuance of warrant A and B

Year ended December 31, 2019
(Euro, in thousands)
Fair value re-measurement of the share subscription agreement	€(142,350)
Fair value re-measurement of warrant A	(35,642)
Fair value re-measurement of initial warrant B	(3,653)
Total fair value re-measurement of share subscription agreement and warrants	€(181,644)

Fair value re-measurement of the Gilead share subscription agreement
(Euro, in thousands)
Fair value of financial asset at signing date	€85,601
Change in fair value recorded in profit or loss	(142,350)
Fair value of financial liability at closing date	(56,749)
Derecognition at closing date	56,749
Fair value on December 31, 2019	€—

Fair value re-measurement of the financial instrument related to the issuance of warrant A
(Euro, in thousands)
Fair value of financial liability at warrant approval date	€(43,311)
Change in fair value recorded in profit or loss	(35,642)
Derecognition at warrant A exercise date	78,953
Fair value on December 31, 2019	€—

Fair value re-measurement of the financial instrument related to the issuance of initial warrant B
(Euro, in thousands)
Fair value of financial liability at warrant approval date	€(2,545)
Change in fair value recorded in profit or loss	(3,653)
Fair value on December 31, 2019	€(6,198)